Related party transactions - Related Party Receivable Balances (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Feb. 23, 2022
Related Party Transaction [Line Items]
Allowance for expected credit losses	$ (1)	$ (1)
Amounts due from related parties, net	7	27	$ 42
Related party loans and interest
Related Party Transaction [Line Items]
Trading and other balances	8	28
Trading balances
Related Party Transaction [Line Items]
Gross amount receivable	8	28
Less: CECL allowance	(1)	(1)
Receivable net of CECL allowance	7	27
Trading balances | Sonadrill
Related Party Transaction [Line Items]
Gross amount receivable	8	17
Trading balances | Gulfdrill
Related Party Transaction [Line Items]
Gross amount receivable	0	9
Trading balances | PES / SeaMex
Related Party Transaction [Line Items]
Gross amount receivable	$ 0	$ 2